Financial Instruments - Summary of Credit Risk Rating (Detail) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Credit rating	R$ 9,665,085,000	R$ 6,743,247,000
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	3,499,345,000
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	6,159,553,000	5,499,565,000
A [member]
Disclosure of external credit grades [line items]
Credit rating		983,384,000
B Credit Rating [Member]
Disclosure of external credit grades [line items]
Credit rating	2,007,000
BB Plus Credit Rating [Member]
Disclosure of external credit grades [line items]
Credit rating	R$ 4,180,000
BBB credit rating [member]
Disclosure of external credit grades [line items]
Credit rating		R$ 260,298,000